Summary of Significant Accounting Policies (Details Narrative) (Zhongdehui (SZ) Development Co., Ltd) - USD ($)			1 Months Ended	6 Months Ended				12 Months Ended			27 Months Ended
	Jan. 01, 2012	Jan. 01, 2012	Aug. 31, 2018	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jul. 31, 2018	Dec. 31, 2016
Net (loss) income				$ (413,421)	$ 36,002			$ 373,939	$ (279,281)	$ (32,829)
Current liability				1,022,876				1,383,738	539,750	2,500
Net cash used in operating activities				(804,764)	189,647			1,016,347	(90,698)	(2,227)
Total equity				$ (226,521)	$ (144,447)			$ 192,247	$ (178,436)	$ 97,500		$ 13,862
Income tax percentage								31.00%	14.00%
Income tax, description				The Company had net operating loss carried-forward of $159,276, which will expire on various dates from December 31, 2021 to December 31, 2025.					Expire on various dates from December 31, 2021 to December 31, 2023
Revenue [Member]
Concentration risk percentage				10.00%				10.00%	10.00%	10.00%
Valued Added Tax [Member]
Income tax percentage	6.00%	6.00%	6.00%								3.00%
Zhongdehui (SZ) Development Co., Limited [Member]
Net (loss) income						$ 54,539	$ (169,942)
Current liability						340,141	919,521
Net cash used in operating activities						(33,128)	(162,833)
Total equity						$ 302	$ (488,862)
Zhongdehui (SZ) Development Co., Limited [Member] | Revenue [Member]
Concentration risk percentage						10.00%	10.00%
Zhongdehui (SZ) Development Co., Limited [Member] | Valued Added Tax [Member]
Income tax percentage						6.00%
Income tax, description						The non-academic educational programs and services in short-term training schools are subject to a simple VAT collection method and apply for a 3% VAT rate. Therefore, the Company previously subject to business tax is now subject to a VAT rate of 3%.